Supplement to the
Fidelity® Total International Equity Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2025
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Investment Adviser" heading.
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. FMR Investment Management (UK) Limited (FMR UK) and other investment advisers serve as sub-advisers for the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Patrick Drouot (Co-Portfolio Manager) has managed the fund since 2026.
The following information replaces similar information for FMR UK found in the "Fund Management" section under the "Sub-Adviser(s)" heading.
FMR Investment Management (UK) Limited (FMR UK) , at 25 Cannon Street, London, EC4M 5SB, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2024, FMR UK had approximately $15.1 billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.
Currently, FMR UK has day-to-day responsibility for choosing certain types of investments for the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Patrick Drouot is Co-Portfolio Manager of Fidelity® Total International Equity Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Drouot has worked as an equity research associate and portfolio manager.
ATIE-PSTK-0226-127 1.885796.127	March 6, 2026
Supplement to the
Fidelity® International Growth Fund and Fidelity® Total International Equity Fund
December 30, 2025
Prospectus

The following information replaces similar information for Fidelity® Total International Equity Fund found in the "Fund Summary" section under the "Investment Adviser" heading.
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. FMR Investment Management (UK) Limited (FMR UK) and other investment advisers serve as sub-advisers for the fund.
The following information supplements information for Fidelity® Total International Equity Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Patrick Drouot (Co-Portfolio Manager) has managed the fund since 2026.
The following information replaces similar information for FMR UK found in the "Fund Management" section under the "Sub-Adviser(s)" heading.
FMR Investment Management (UK) Limited (FMR UK) , at 25 Cannon Street, London, EC4M 5SB, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2024, FMR UK had approximately $15.1 billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.
Currently, FMR UK has day-to-day responsibility for choosing certain types of investments for Fidelity® Total International Equity Fund.
FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® International Growth Fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Patrick Drouot is Co-Portfolio Manager of Fidelity® Total International Equity Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Drouot has worked as an equity research associate and portfolio manager.
IGF-TIE-PSTK-0226-116 1.900378.116	March 6, 2026
Supplement to the
Fidelity® International Small Cap Opportunities Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Weiss will transition off of the fund effective on or about December 31, 2026. At that time, Mr. Drouot will assume sole portfolio manager responsibilities for the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Weiss will transition off of Fidelity® International Small Cap Opportunities Fund effective on or about December 31, 2026. At that time, Mr. Drouot will assume sole portfolio manager responsibilities for the fund.
AILS-PSTK-0326-128 1.820236.128	March 6, 2026
Supplement to the
Fidelity® Series Emerging Markets Fund, Fidelity® Series Emerging Markets Opportunities Fund, Fidelity® Series International Growth Fund, Fidelity® Series International Small Cap Fund, and Fidelity® Series International Value Fund
December 30, 2025
Prospectus

Preeti Sayana no longer serves as Co-Portfolio Manager of Fidelity® Series International Small Cap Fund.
The following information supplements information for Fidelity® Series International Small Cap Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Weiss will transition off of the fund effective on or about December 31, 2026. At that time, Mr. Drouot will assume sole portfolio manager responsibilities for the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Weiss will transition off of Fidelity® Series International Small Cap Fund effective on or about December 31, 2026. At that time, Mr. Drouot will assume sole portfolio manager responsibilities for the fund.
GSV-S-PSTK-0326-119 1.928460.119	March 6, 2026
Supplement to the
Fidelity® International Small Cap Opportunities Fund
December 30, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Weiss will transition off of the fund effective on or about December 31, 2026. At that time, Mr. Drouot will assume sole portfolio manager responsibilities for the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Weiss will transition off of Fidelity® International Small Cap Opportunities Fund effective on or about December 31, 2026. At that time, Mr. Drouot will assume sole portfolio manager responsibilities for the fund.
ILS-PSTK-0326-115 1.824655.115	March 6, 2026